SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments	Reportable Segment Measures

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2024 (MILLIONS)	Asset Management	Wealth Solutions[2,3]	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total	Note
External revenues	$2,633	n/a	$1,549	$5,246	$12,128	$1,393	$101	$23,050
Inter-segment and other revenues[1]	1,003	n/a	—	(1)	24	10	(40)	996	i
Segmented revenues	3,636	n/a	1,549	5,245	12,152	1,403	61	24,046
DE	696	292	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	139	140	189	n/a	785	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	803	n/a	n/a	ii
Common equity	18,100	8,990	4,166	2,344	3,236	23,729	(19,333)	41,232
1.We equity account for our investment in Oaktree and include our share of the FFO at our ownership of 73%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2024, $346 million of Oaktree’s revenue was included in our Asset Management segment revenue.
2.We equity account for our investment in BNRE, and as such do not generate consolidated external or inter-segment revenues.
3.Our common equity in our Wealth Solutions business includes $1.7 billion of distributable operating earnings retained in this business since inception.

AS AT DEC. 31, 2023 AND FOR THE THREE MONTHS ENDED JUN. 30, 2023 (MILLIONS)	Asset Management	Wealth Solutions[3]	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total	Note
External revenues	$2,601	n/a	$1,540	$4,354	$13,628	$1,495	$50	$23,668
Inter-segment and other revenues[1]	1,180	n/a	—	1	(5)	10	26	1,212	i
Segmented revenues	3,781	n/a	1,540	4,355	13,623	1,505	76	24,880
DE	777	160	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	143	243	121	n/a	(133)	n/a	ii
NOI[2]	n/a	n/a	n/a	n/a	n/a	781	n/a	n/a	ii
Common equity	19,484	6,144	4,887	2,537	3,291	22,413	(17,082)	41,674
1.We equity account for our investment in Oaktree and include our share of the FFO at our ownership of 68%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2023, $333 million of Oaktree’s revenue was included in our Asset Management segment revenue.
2.For comparability, we have excluded property management and development fees of $44 million for the three months ended June 30, 2023 as they are no longer recognized in NOI.
3.We equity account for our investment in BNRE, and as such do not generate consolidated external or inter-segment revenues.

FOR THE SIX MONTHS ENDED JUN. 30, 2024 (MILLIONS)	Asset Management	Wealth Solutions[2]	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total	Note
External revenues	$5,170	n/a	$3,084	$10,525	$24,295	$2,721	$162	$45,957
Inter-segment and other revenues[1]	2,472	n/a	—	1	38	19	(83)	2,447	i
Segmented revenues	7,642	n/a	3,084	10,526	24,333	2,740	79	48,404
DE	1,534	565	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	230	282	406	n/a	572	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	1,630	n/a	n/a	ii
1.We equity account for our investment in Oaktree and include our share of the FFO at our ownership of 73%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2024, $1.2 billion of Oaktree’s revenue was included in our Asset Management segment revenue.
2.We equity account for our investment in BNRE, and as such do not generate consolidated external or inter-segment revenues.

FOR THE SIX MONTHS ENDED JUN. 30, 2023 (MILLIONS)	Asset Management	Wealth Solutions[3]	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total	Note
External revenues	$5,072	n/a	$2,903	$8,638	$27,364	$2,918	$70	$46,965
Inter-segment and other revenues[1]	2,597	n/a	—	3	40	18	26	2,684	i
Segmented revenues	7,669	n/a	2,903	8,641	27,404	2,936	96	49,649
DE	1,655	305	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	226	375	370	n/a	(280)	n/a	ii
NOI[2]	n/a	n/a	n/a	n/a	n/a	1,591	n/a	n/a	ii
1.We equity account for our investment in Oaktree and include our share of the FFO at our ownership of 68%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2023, $982 million of Oaktree’s revenue was included in our Asset Management segment revenue.
2.For comparability, we have excluded property management and development fees of $111 million for the six months ended June 30, 2023 as they are no longer recognized in NOI.
3.We equity account for our investment in BNRE, and as such do not generate consolidated external or inter-segment revenues.

Summary of reconciliation of FFO to net income
The following table reconciles net income to the total of the segments’ measures of profit or loss.

		Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Note	2024	2023	2024	2023
Net income (loss)		$(285)	$1,512	$234	$1,936
Add/(Deduct):
Equity accounted fair value changes and other non-FFO items		444	703	1,073	1,507
Fair value changes		753	(62)	595	(100)
Depreciation and amortization		2,435	2,214	4,910	4,402
Deferred income taxes		(55)	(151)	(99)	(243)
Realized disposition gains in fair value changes or equity	iii	1,153	283	1,179	399
Non-controlling interests on above items		(2,275)	(3,127)	(4,760)	(5,349)
Real Estate segment disposition gains		(173)	(283)	(194)	(345)
Real Estate segment adjustments and other, net[1]		1,047	1,003	2,281	2,035
Total segments’ measures of profit or loss[2]		$3,044	$2,092	$5,219	$4,242
1.Primarily comprised of Real Estate segment interest expense and corporate costs, net of investment income and other, net of non-controlling interests, as well as development costs on early stage projects in our Renewable Power and Transition segment.
2.Comprised of DE from our Asset Management and Wealth Solutions segments, FFO from our Renewable Power and Transition, Infrastructure, Private Equity, and Corporate Activities segments, and NOI from our Real Estate segment.

Summary of financial information by geographic regions
The company’s revenues by location are as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2024	2023	2024	2023
U.S.	$6,337	$6,900	$12,720	$13,852
U.K.	5,558	5,915	11,076	11,401
Canada	2,475	2,614	4,653	5,232
Australia	1,646	1,483	3,109	2,957
Brazil	1,325	1,385	2,676	2,698
India	860	729	1,769	1,405
Colombia	633	557	1,295	1,087
Germany	543	511	1,131	1,032
Other Europe	2,268	2,297	4,613	4,708
Other Asia	800	682	1,664	1,452
Other	605	595	1,251	1,141
	$23,050	$23,668	$45,957	$46,965
The company’s consolidated assets by location are as follows:

AS AT JUN. 30, 2024 AND DEC. 31, 2023 (MILLIONS)	2024	2023
U.S.	$222,988	$211,947
Canada	49,407	50,899
U.K.	36,450	36,289
Australia	26,605	27,599
Brazil	26,466	29,306
India	23,643	23,093
Germany	15,581	15,636
Colombia	12,394	13,344
Other Europe	45,722	45,583
Other Asia	20,441	21,149
Other	17,617	15,250
	$497,314	$490,095